Offerings - Offering: 1	Dec. 23, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	77,658,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 77,658,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,724.57
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $77,658,000.